Financial Risk Management - Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables (Details) - Asset Class [Member] - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 3,466,187
Estimated total gross carrying amount at default	3,466,187	3,811,576
Lifetime ECL	113,732	129,274
Not past due &30 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 2,430,351	$ 3,811,576
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 2,430,351	$ 2,821,141
Lifetime ECL
31 – 90 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 357,079
Expected loss rate	0.00%	0.00%
Estimated total gross carrying amount at default	$ 357,079	$ 335,357
Lifetime ECL
90 – 180 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 242,683
Expected loss rate	0.04%	0.04%
Estimated total gross carrying amount at default	$ 242,683	$ 276,851
Lifetime ECL	175	106
180 – 365 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 237,530
Expected loss rate	6.61%	6.61%
Estimated total gross carrying amount at default	$ 237,530	$ 138,164
Lifetime ECL	14,286	9,137
>365 [Member]
Schedule of Considered to Recognize Lifetime Expected Credit Losses on Trade Receivables [Line Items]
Gross carrying amount	$ 198,543
Expected loss rate	50.00%	50.00%
Estimated total gross carrying amount at default	$ 198,543	$ 240,063
Lifetime ECL	$ 99,272	$ 120,031